Benefit Plans	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Benefit Plans
9. BENEFIT PLANS
In the United States, we sponsor an unfunded post-retirement welfare benefits plan for two groups of United States retirees. Benefits under this plan include retiree life insurance and retiree medical insurance, including prescription drug coverage.
During the second quarter of fiscal 2009, we amended our United States post-retirement welfare benefits plan, reducing the benefits to be provided to retirees under the plan and increasing their share of the costs. The amendments resulted in a decrease of $46,001 in the accumulated post-retirement benefit obligation. The impact of this change was recognized in our Consolidated Balance Sheets in fiscal 2009 and is being amortized as a component of the annual net periodic benefit cost over a period of approximately thirteen years.
We sponsor several defined benefit pension schemes outside the United States: two in the UK, one in the Netherlands, two in Germany, and one in Switzerland. The Synergy Health plc Retirement Benefit Scheme is a defined benefit (final salary) funded pension scheme. In previous years, Synergy sponsored a funded defined benefit arrangement in the Netherlands. This was a separate fund holding the pension scheme assets to meet long-term pension liabilities for past and present employees. Accrual of benefits ceased under the scheme effective January 1, 2013. The Synergy Radeberg and Synergy Allershausen Schemes are unfunded defined pension schemes and are closed to new entrants. The Synergy Daniken Scheme is a defined benefit funded pension scheme. As a result of our fiscal 2018 acquisition of Harwell Dosimeters Ltd, we also sponsor in the Harwell Dosimeters Ltd Retirement Benefits Scheme which is a defined benefit funded pension scheme.
We recognize the funded status of our defined benefit pension and post-retirement benefit plans in our Consolidated Balance Sheets, with a corresponding adjustment to accumulated other comprehensive income, net of tax. The funded status is measured as of March 31 each year and is calculated as the difference between the fair value of plan assets and the benefit obligation (which is the projected benefit obligation for pension plans and the accumulated post-retirement benefit obligation for post-retirement benefit plans). Accumulated comprehensive income (loss) represents the net unrecognized actuarial losses and unrecognized prior service cost. These amounts will be recognized in net periodic benefit cost as they are amortized. We will recognize future changes to the funded status of these plans in the year the change occurs, through other comprehensive income.
Obligations and Funded Status.  The following table reconciles the funded status of the defined benefit pension plans and the other post-retirement benefits plan to the amounts recorded on our Consolidated Balance Sheets at March 31, 2020 and 2019, respectively. Benefit obligation balances presented in the following table reflect the projected benefit obligations for our defined benefit pension plans and the accumulated other post-retirement benefit obligation for our post-retirement benefits plan. The measurement date of our defined benefit pension plans and other post-retirement benefits plan is March 31, for both periods presented.

	Other Defined Benefit Pension Plans		Other Post-Retirement Benefits Plan
	2020	2019	2020	2019
Change in Benefit Obligations:
Benefit Obligations at Beginning of Year	$133,672	$148,848	$12,551	$14,100
Service cost	1,380	2,394	—	—
Prior service cost	—	831	—	—
Interest cost	2,955	3,255	408	457
Actuarial loss (gain)	(3,736)	(4,402)	181	(106)
Benefits and expenses	(6,466)	(6,150)	(1,772)	(1,900)
Employee contributions	1,046	743	—	—
Impact of foreign currency exchange rate changes	(5,661)	(11,847)	—	—
Benefit Obligations at End of Year	123,190	133,672	11,368	12,551
Change in Plan Assets:
Fair Value of Plan Assets at Beginning of Year	117,504	119,441	—	—
Actual return on plan assets	228	6,543	—	—
Employer contributions	5,071	5,005	1,772	1,900
Employee contributions	1,045	742	—	—
Benefits and expenses paid	(6,466)	(6,150)	(1,772)	(1,900)
Impact of foreign currency exchange rate changes	(5,179)	(8,077)	—	—
Fair Value of Plan Assets at End of Year	112,203	117,504	—	—
Funded Status of the Plans	$(10,987)	$(16,168)	$(11,368)	$(12,551)
Amounts recognized in the consolidated balance sheets consist of the following:

	Other Defined Benefit Pension Plans		Other Post-Retirement Benefits Plan
	2020	2019	2020	2019
Current liabilities	$—	$—	$(1,488)	$(1,633)
Noncurrent liabilities	(10,987)	(16,168)	(9,880)	(10,918)
	$(10,987)	$(16,168)	$(11,368)	$(12,551)
The pre-tax amount of unrecognized actuarial net loss and unamortized prior service cost included in accumulated other comprehensive (loss) income at March 31, 2020, was approximately $14,405 and $7,463, respectively. During fiscal 2021, we will amortize the following pre-tax amounts from accumulated other comprehensive income:

	Defined Benefit Pension Plans	Other Post-Retirement Benefits Plan
Actuarial loss	$20	$482
Prior Service Cost	69	(3,263)
Defined benefit plans with an accumulated benefit obligation and projected benefit obligation exceeding the fair value of plan assets had the following plan assets and obligations at March 31, 2020 and 2019:

	Other Defined Benefit Pension Plans
	2020	2019
Aggregate fair value of plan assets	$112,203	$117,504
Aggregate accumulated benefit obligations	120,084	130,669
Aggregate projected benefit obligations	123,190	132,672

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income.  Components of the annual net periodic benefit cost of our defined benefit pension plans and our other post-retirement benefits plan were as follows:

	Other Defined Benefit Pension Plans			Other Post-Retirement Benefits Plan
	2020	2019	2018	2020	2019	2018
Service cost	$1,380	$2,394	$2,402	$—	$—	$—
Interest cost	2,876	3,139	3,262	409	457	519
Expected return on plan assets	(4,735)	(4,930)	(4,835)	—	—	—
Prior service cost recognition	69	51	—	(3,263)	(3,263)	(3,263)
Net amortization and deferral	9	474	126	482	552	648
Net periodic benefit (credit) cost	$(401)	$1,128	$955	$(2,372)	$(2,254)	$(2,096)
Recognized in other comprehensive loss (income) before tax:
Net loss (gain) occurring during year	$890	$(6,545)	$(697)	$(181)	$106	$501
Amortization of prior service credit	(78)	781	—	3,263	3,263	3,263
Amortization of net loss	—	(468)	(126)	(482)	(552)	(648)
Total recognized in other comprehensive loss (income)	812	(6,232)	(823)	2,600	2,817	3,116
Total recognized in total benefits cost and other comprehensive loss (income)	$411	$(5,104)	$132	$228	$563	$1,020
Assumptions Used in Calculating Benefit Obligations and Net Periodic Benefit Cost.  The following table presents significant assumptions used to determine the projected benefit obligations at March 31:

	2020	2019
Discount Rate:
Synergy Health plc Retirement Benefits Scheme	2.40%	2.50%
Isotron BV Pension Plan	1.60%	1.20%
Synergy Health Daniken AG	0.20%	0.85%
Synergy Health Radeberg	1.60%	1.60%
Synergy Health Allershausen	0.50%	1.60%
Harwell Dosimeters Ltd Retirement Benefits Scheme	2.45%	2.35%
Other post-retirement plan	3.00%	3.50%
The following table presents significant assumptions used to determine the net periodic benefit costs for the years ended March 31:

	2020	2019	2018
Discount Rate:
Synergy Health plc Retirement Benefits Scheme	2.50%	2.50%	2.60%
Isotron BV Pension Plan	1.20%	1.60%	1.60%
Synergy Health Daniken AG	0.20%	0.95%	0.65%
Synergy Health Radeberg	1.60%	1.60%	1.50%
Synergy Health Allershausen	1.75%	1.60%	1.50%
Harwell Dosimeters Ltd Retirement Benefits Scheme	2.45%	2.55%	2.55%
Other post-retirement plan	3.50%	3.50%	3.50%
Expected Return on Plan Assets:
Synergy Health plc Retirement Benefits Scheme	4.80%	5.02%	4.97%
Isotron BV Pension Plan	1.20%	1.60%	1.60%
Synergy Health Daniken AG	0.65%	1.20%	1.40%
The net periodic benefit cost and the actuarial present value of projected benefit obligations are based upon assumptions that we review on an annual basis. These assumptions may be revised annually based upon an evaluation of long-term trends, as well as market conditions that may have an impact on the cost of providing benefits.
We develop our expected long-term rate of return on plan assets assumptions by evaluating input from third-party professional advisers, taking into consideration the asset allocation of the portfolios and the long-term asset class return expectations.
We develop our discount rate assumptions by evaluating input from third-party professional advisers, taking into consideration the current yield on country specific investment grade long-term bonds which provide for similar cash flow streams as our projected obligations.
We have made assumptions regarding healthcare costs in computing our other post-retirement benefit obligation. The assumed rates of increase generally decline ratably over a five-year period from the assumed current year healthcare cost trend rate to the assumed long-term healthcare cost trend rate noted below.

	2020	2019	2018
Healthcare cost trend rate – medical	6.75%	6.75%	7.00%
Healthcare cost trend rate – prescription drug	6.75%	6.75%	7.00%
Long-term healthcare cost trend rate	4.50%	4.50%	4.50%
To determine the healthcare cost trend rates, we evaluate a combination of information, including ongoing claims cost monitoring, annual statistical analyses of claims data, reconciliation of forecasted claims against actual claims, review of trend assumptions of other plan sponsors and national health trends, and adjustments for plan design changes, workforce changes, and changes in plan participant behavior.
A one-percentage-point change in assumed healthcare cost trend rates (including medical, prescription drug, and long-term rates) would have had the following effect on our other post-retirement benefit obligation at March 31, 2020:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$—	$—
Effect on other post-retirement benefit obligation	7	(6)
Plan Assets. The investment policies for our plans are generally established by the local pension plan trustees and seek to maintain the plans' ability to meet liabilities and to comply with local minimum funding requirements. Plan assets are invested in diversified portfolios that provide adequate levels of return at an acceptable level of risk. The investment policies are reviewed at least annually and revised, as deemed appropriate to ensure that the objectives are being met. At March 31, 2020, the targeted allocation for the plans were approximately 75% equity investments and 25% fixed income investments.
Financial instruments included in pension plan assets are categorized into three tiers. These tiers include a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology as follows:
Level 1 - Quoted prices for identical assets in active markets.
Level 2 - Quoted prices for similar assets in active markets with inputs that are observable, either directly or indirectly.
Level 3 - Unobservable prices or inputs in which little or no market data exists.
The fair value of our pension benefits plan assets at March 31, 2020 and 2019 by asset category is as follows:

	Fair Value Measurements at March 31, 2020
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash	$302	$302	$—	$—
Insured annuities	14,522	—	14,522	—
Insurance contracts	4,345	—	—	4,345
Common and collective trusts valued at net asset value:
Equity security trusts	47,187	—	—	—
Debt security trusts	45,847	—	—	—
Total Plan Assets	$112,203	$302	$14,522	$4,345

	Fair Value Measurements at March 31, 2019
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash	$450	$450	$—	$—
Insured annuities	14,720	—	14,720	—
Insurance contracts	5,089	—	—	5,089
Common and collective trusts valued at net asset value:
Equity security trusts	73,532	—	—	—
Debt security trusts	23,713	—	—	—
Total Plan Assets	$117,504	$450	$14,720	$5,089
Collective investment trusts are measured at fair value using the net asset value per share practical expedient. These trusts have not been categorized in the fair value hierarchy and are being presented in the tables above to permit a reconciliation of the fair value hierarchy to the total plan assets.
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during fiscal year 2020 due to the following:

Insurance contracts
Balance at March 31, 2018	$5,484
Gains (losses) related to assets still held at year-end	29
Transfers out of Level 3	(132)
Foreign currency	(292)
Balance at March 31, 2019	$5,089
Gains (losses) related to assets still held at year-end	62
Transfers out of Level 3	(664)
Foreign currency	(142)
Balance at March 31, 2020	$4,345
Cash Flows.  We contribute amounts to our defined benefit pension plans at least equal to the minimum amounts required by applicable employee benefit laws and local tax laws. We expect to make contributions of approximately $3,839 during fiscal 2021.
Based upon the actuarial assumptions utilized to develop our benefit obligations at March 31, 2020, the following benefit payments are expected to be made to plan participants:

	Other Defined Benefit Pension Plans	Other Post-Retirement Benefits Plan
2021	$5,872	$1,510
2022	6,025	1,392
2023	6,600	1,252
2024	6,336	1,115
2025	6,518	1,007
2026-2031	35,292	3,726
The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) provides a prescription drug benefit for Medicare beneficiaries, a benefit we provide to Medicare eligible retirees covered by our post-retirement benefits plan. We have concluded that the prescription drug benefit provided in our post-retirement benefit plan is considered to be actuarially equivalent to the benefit provided under the Act and thus qualifies for the subsidy under the Act. Benefits are subject to a per capita per month cost cap and any costs above the cap become the responsibility of the retiree. Under the plan, the subsidy is applied to reduce the retiree responsibility. As a result, the expected future subsidy no longer reduces our accumulated post-retirement benefit obligation and net periodic benefit cost. We collected subsidies totaling approximately $708 and $706, during fiscal 2020 and fiscal 2019, respectively, which reduced the retiree responsibility for costs in excess of the caps established in the post-retirement benefit plan.
Defined Contribution Plans. We maintain a 401(k) defined contribution plan for eligible U.S. employees, a 401(k) defined contribution plan for eligible Puerto Rico employees and similar savings plans for certain employees in Canada, United Kingdom, Ireland, and Finland. We provide a match on a specified portion of an employee’s contribution. The U.S. plan assets are held in trust and invested as directed by the plan participants. The Canadian plan assets are held by insurance companies. The aggregate fair value of the U.S. plan assets was $668,960 at March 31, 2020. At March 31, 2020, the U.S. plan held 555,080 STERIS ordinary shares with a fair value of $77,695. We paid dividends of $855, $826, and $781 to the plan and participants on STERIS shares held by the plan for the years ended March 31, 2020, 2019, and 2018, respectively. We contributed approximately $27,818, $25,935, and $24,037, to the defined contribution plans for the years ended March 31, 2020, 2019, and 2018, respectively.
We also maintain a domestic non-qualified deferred compensation plan covering certain employees, which formerly allowed for the deferral of compensation for an employee-specified term or until retirement or termination. There have been no employee contributions made to this plan since fiscal 2012. The Plan was amended in fiscal 2012 to disallow deferrals of salary payable in 2012 and subsequent calendar years and of commissions and other incentive compensation payable in respect of the 2013 and subsequent fiscal years. We hold investments in mutual funds to satisfy future obligations of the plan. We account for these assets as available-for-sale securities and they are included in “Other assets” on our accompanying Consolidated Balance Sheets, with a corresponding liability for the plan’s obligation recorded in “Accrued expenses and other.” The aggregate value of the assets was $1,273 and $1,400 at March 31, 2020 and March 31, 2019, respectively. Realized gains and losses on these investments are recorded in “Interest and miscellaneous income” within “Non-operating expenses” on our accompanying Consolidated Statements of Income. Changes in the fair value of the assets are recorded in other comprehensive income on our accompanying balance sheets.